Intangibles (Tables)	6 Months Ended
Dec. 31, 2022
Intangibles [Abstract]
Schedule of Intangibles
	Consolidated
	31 December	30 June
	2022	2022
	$	$

Goodwill - at cost	3,821,690	-

Development - at cost	851,555	-
Less: Accumulated amortisation	(28,727)	-
Less: Impairment	(816,944)	-
	5,884	-

Application development - at cost	1,317,542	1,317,542
Less: Accumulated amortisation	(870,358)	(806,474)
	447,184	511,068

Development - new capabilities - at cost	227,682	227,682
Less: Accumulated amortisation	(84,243)	(63,751)
	143,439	163,931

Development - enhancements - at cost	77,128	77,128
Less: Accumulated amortisation	(28,537)	(21,596)
	48,591	55,532

Development - research - at cost	336,390	336,390
Less: Accumulated amortisation	(124,464)	(94,189)
	211,926	242,201
	4,678,714	972,732